Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 06, 2026	Jan. 03, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock, shares issued			4,330,314		3,925,314	2,710,096
Proceeds from stock purchase agreement			$ 0	$ 1,375	$ 1,375	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued	405,000
Proceeds from stock purchase agreement	$ 800
Exercise period		The Company may exercise the Option at any time until the earlier of the second anniversary of the effective date of the Collaboration Agreement, which period may be extended for an addition two years at the Company’s option and upon payment of a nominal fee or by mutual agreement of the Company and Medsteer.
Up front payment received		$ 3,700